Long-term investments	12 Months Ended
Dec. 31, 2025
Long-term investments
Long-term investments

10. Long-term investments

In 2018, the Group invested RMB225,000,000 in cash for 15% equity interest of Jiangxi Ruijing Financial Asset Management Co., Ltd. (‘‘Jiangxi Ruijing’’), a Chinese Mainland based asset management company through a nominee arrangement where the Group obtained all shareholder rights associated with the 15% equity holdings through contractual agreements with the nominal shareholder. Given that the Group has the ability to significantly influence Jiangxi Ruijing, the equity method of accounting was applied.

In 2021, the Group invested RMB315,000,000 in cash for 45% equity interest of Shenyang Tianxinhao Technology Limited, a Chinese Mainland based software and information technology services company. As stated in the shareholder agreement, the historical assets (which refer to assets other than equity of Newup Bank of Liaoning, same below), claims or debts and other actual or potential profits or losses, which are generated before the closing date or after the closing date but attributable to reasons before the closing date, as described in the agreement, shall be enjoyed and borne by the original shareholder, the Group will not bear any historical assets, claims or debts set forth. The significant influence can be given by the Group as the Group has representation on the board and thus equity method was applied. For this long-term investment as of December 31, 2025, the Group recorded cumulative impairment losses of RMB95,877,250 (US$13,710,264), of which RMB74,940,264 (US$10,716,315) was due to goodwill. The Group recorded impairment losses of RMB46,771,435, RMB22,240,082 and nil during the years ended December 31, 2023, 2024 and 2025, respectively.

The following table presents the summary financial information for the investee companies in aggregate as of and for the years ended December 31, 2024 and 2025.

	As of December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Cash and cash equivalents	580,989,751	499,468,134	71,422,993
Financial investments	4,408,605,503	3,754,016,087	536,817,161
Prepaid expenses and other current assets, net	656,666,733	561,278,020	80,261,689
Long-term investments	667,927,748	721,968,656	103,240,145
Other non-current assets	3,019,189,760	2,958,203,995	423,017,545
Total assets	9,333,379,495	8,494,934,892	1,214,759,533
Liabilities:
Accrued expenses and other current liabilities	5,232,335,603	4,312,826,530	616,725,991
Long-term borrowings	1,501,000,000	1,613,492,000	230,726,287
Other non-current liabilities	2,143,675	2,143,675	306,541
Total liabilities	6,735,479,278	5,928,462,205	847,758,819

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net revenues	383,611,655	326,706,200	205,873,146	29,439,468
Net income	193,845,592	120,087,725	107,642,794	15,392,715